RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances and Transactions
Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2012	2013

Other accounts payable and accrued expenses (see Note 7)	$83	$46

Other accounts receivable and prepaid expenses (see note 4)	$10	$6

2.	Transactions with related parties:

	Year ended December 31,
	2011		2012	2013

Revenues derived from a related party		$103	$101	$74

Amounts charged by related parties:

Cost of revenues	$	*54	$53	$16
Operating expenses		323	121	195

		$377	$174	$211